Non-current assets investment in associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
Non-current assets [abstract]
Investments in associates accounted for using equity method	€ 3,023	€ 2,038	€ 3,023	€ 1,951
Increase decrease in investments in associates share profit	238	215
Increase decrease in investments in associates exchange rate	60	(33)
Increase decrease in investments in associates dividends	(357)
Increase decrease in investments in associates changes in the scope of consolidation	1,192	214
Increase decrease in investments in investments in associates others	€ (148)	€ 12